Additional Information - Financing Expenses and Interest Expense on Employee Future Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Interest on long-term debt	$ 89	$ 83
Interest income	(3)	(1)
Amortization of financing costs	3	3
Other interest and banking fees	3	3
Interest expense on employee future benefits	5	5
Financing expense and interest expense on employee future benefits	$ 97	$ 93